STATEMENT OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative	$ 38,493	$ 310,158	$ 58,908	$ 878,602
Professional fees	26,948	67,000	29,948	67,000
Consulting	12,500	514,718	12,500	1,094,093
Director compensation	0	197,400	0	4,607,400
Officer compensation	105,000	45,000	210,000	1,490,000
Total operating expenses	182,941	1,134,276	311,356	8,137,095
Loss from operations	(182,941)	(1,134,276)	(311,356)	(8,137,095)
Other expense
Interest expense	(110,498)	(67,855)	(175,121)	(203,510)
Change in fair value of derivative	(120,019)	(222,477)	(156,178)	(460,682)
Loss on conversion of debt	0	0	(2,422)	0
Loss on conversion of preferred stock	(165,520)	(758,124)	(306,373)	(758,124)
Gain on conversion of debt	5,378	0	5,378	0
Early payment penalty	(20,791)	0	(20,791)	0
Total other expense	(411,450)	(1,048,456)	(655,507)	(1,422,316)
Loss before provision for income taxes	(594,391)	(2,182,732)	(966,863)	(9,559,411)
Provision for income taxes	0	0	0	0
Net loss	$ (594,391)	$ (2,182,732)	$ (966,863)	$ (9,559,411)